SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE 8. SUBSEQUENT EVENTS None.

NOTE I—SUBSEQUENT EVENTS

i.

The Company filed a Certificate of Amendment to the Company’s Certificate of Incorporation, as amended (the “Certificate of Amendment”) with the Secretary of State of Delaware for the purpose of effecting the Reverse Stock Split. The Reverse Stock Split was approved by our stockholders at the annual meeting of stockholders held on June 9, 2022 and the Company’s Board of Directors approved the Certificate of Amendment with a 1-for-20 ratio on December 15, 2022. The Reverse Stock Split was effective at 5:00 p.m. on January 4, 2023. The Reverse Stock Split was effected primarily to enable the Company to regain compliance with Nasdaq Listing Rule 5550(a)(2) regarding the minimum $1.00 per share closing bid price requirement (the “Bid Price Rule”). The Company regained compliance with the Bid Price Rule on January 20, 2023.

ii.

On March 29, 2023, Nasdaq notified the Company that it was no longer in compliance with the Bid Price Rule given that for the prior 30 consecutive business days, the bid price for the Company’s common stock had closed below the minimum $1.00 per share requirement. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has a compliance period of 180 calendar days, or until September 25, 2023, to regain compliance with the Bid Price Rule. If at any time before September 25, 2023, the bid price of the Company’s common stock closes at $1.00 per share or more for a minimum of ten consecutive business days, Nasdaq will provide the Company with a written confirmation of compliance with the Bid Price Rule.

iii.

On February 3, 2023, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with Roth Capital Partners, LLC (the “Placement Agent”) and a securities purchase agreement (the “Purchase Agreement”) with certain purchasers for the purchase and sale, in a registered public offering by the Company (the “February 2023 Public Offering”), of (i) an aggregate of 6,959,444 shares of its common stock, par value $0.0001 per share and pre-funded warrants to purchase an aggregate of 1,707,222 shares of Common Stock and (ii) accompanying warrants to purchase up to an aggregate of 17,333,332 shares of its Common Stock at a combined offering price of $1.80 per share of common stock and associated common warrant, or $1.799 per pre-funded warrant and associated common warrant, resulting in gross proceeds of approximately $15.6 million. Estimated net proceeds of the February 2023 Public Offering were approximately $14.1 million, after deducting the Placement Agent fees and estimated offering expenses payable by the Company. The February 2023 Public Offering closed on February 7, 2023.

The Company’s stockholders’ equity at December 31, 2022 was $1.5 million which is lower than the minimum requirement for continued listing on the Nasdaq Capital Market of $2.5 million. The Company believes that, after taking into account the February 2023 Public Offering for net proceeds of $14.1 million, and based on interim financial data available to the Company, the Company’s stockholders’ equity at March 28, 2023 exceeds $2.5 million, which is the minimum stockholders’ equity requirement under the Nasdaq Listing Rules. In addition, the Company’s cash balance at March 28, 2023 is approximately $14.6 million.

iv.

On February 7, 2023, the Company entered into a Lease Termination Agreement with CCP Concourse, LLC, a Virginia limited liability company (the “Landlord”) with respect to the prior lease of its headquarters formerly located at ONE Copley Parkway, Suite 490, Morrisville, North Carolina (the “Premises”). The prior lease, as amended, was originally entered into on January 27, 2011 and would have terminated on June 30, 2024.

As consideration for the Landlord’s entry into the Lease Termination Agreement, including a release of any claims the Landlord may have had against the Company under the prior lease, the Company has paid the Landlord $169,867.41. Pursuant to the Lease Termination Agreement, effective February 8, 2023, the Company has no remaining rent or further obligations to the Landlord pursuant to the prior lease.

v.	On March 21, 2023, the U.S. Patent and Trademark Office (USPTO) issued to Tenax Therapeutics a patent covering the use of IV levosimendan in patients with PH-HFpEF.